Share Capital and Reserves - Summarized Financial Information of Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current Assets	$ 31,685	$ 53,778
Total assets	1,850,184	1,931,426
Total Liabilities	400,842	477,445
Depletion and cost of sales	(60,308)	(75,337)
Income tax expense	(14,030)	(4,203)
Net income (loss) for the year	15,504	42,709
Total comprehensive income for the year	20,459	35,215
Total net income attributable to non-controlling interests	1,211	993
CMC
Disclosure of subsidiaries [line items]
Current Assets	2,750	2,356
Non-current Assets	71,466	62,852
Total assets	74,216	65,208
Current Liabilities	1,383	767
Non-current Liabilities	0	0
Total Liabilities	1,383	767
Net Assets	72,833	64,441
Revenue	11,033	12,022
Depletion and cost of sales	(3,724)	(4,875)
Administration expenses and other	(7)	(92)
Income tax expense	(3,575)	(4,000)
Net income (loss) for the year	3,727	3,055
Total comprehensive income for the year	3,727	3,055
Total net income attributable to non-controlling interests	1,211	993
Total comprehensive income attributable to non-controlling interests	$ 1,211	$ 993